Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt
The Centuri secured revolving credit and term loan facility and Centuri other debt obligations are categorized as Level 3, based on significant unobservable inputs to their fair values. Because Centuri’s debt is not publicly traded, fair values for the secured revolving credit and term loan facility and other debt obligations were based on a conventional discounted cash flow methodology and utilized current market pricing yield curves, across Centuri’s debt maturity spectrum, of other industrial bonds with an assumed credit rating comparable to the Company’s. The fair value hierarchy is described in Note 1 - Background, Organization, and Summary of Significant Accounting Policies.

	December 31, 2018		December 31, 2017
	Carrying Amount	Market Value	Carrying Amount	Market Value
(Thousands of dollars)
Southwest Gas Corporation:
Debentures:
Notes, 4.45%, due 2020	$125,000	$126,213	$125,000	$129,273
Notes, 6.1%, due 2041	125,000	150,728	125,000	158,304
Notes, 3.875%, due 2022	250,000	254,195	250,000	256,163
Notes, 4.875%, due 2043	250,000	268,985	250,000	283,243
Notes, 3.8%, due 2046	300,000	267,030	300,000	302,970
Notes, 3.7%, due 2028	300,000	298,926	—	—
8% Series, due 2026	75,000	93,827	75,000	96,063
Medium-term notes, 7.78% series, due 2022	25,000	27,497	25,000	28,714
Medium-term notes, 7.92% series, due 2027	25,000	30,016	25,000	31,542
Medium-term notes, 6.76% series, due 2027	7,500	8,651	7,500	8,882
Unamortized discount and debt issuance costs	(11,807)		(9,350)
	1,470,693		1,173,150
Revolving credit facility and commercial paper	150,000	150,000	150,000	150,000
Industrial development revenue bonds:
Variable-rate bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Unamortized discount and debt issuance costs	(2,024)		(2,119)
	197,976		197,881
Less: current maturities	—		—
Long-term debt, less current maturities – Southwest Gas Corporation	$1,818,669		$1,521,031
Centuri:
Centuri term loan facility	$255,959	260,135	$199,578	207,588
Unamortized debt issuance costs	(1,414)		(1,111)
	254,545		198,467
Centuri secured revolving credit facility	—	—	56,472	56,525
Centuri other debt obligations	67,104	67,053	47,952	48,183
Less: current maturities	(33,060)		(25,346)
Long-term debt, less current maturities – Centuri	$288,589		$277,545
Consolidated Southwest Gas Holdings, Inc.:
Southwest Gas Corporation long-term debt	$1,818,669		$1,521,031
Centuri long-term debt	321,649		302,891
Less: current maturities	(33,060)		(25,346)
Long-term debt, less current maturities – Southwest Gas Holdings, Inc.	$2,107,258		$1,798,576

Summary of Effective Interest Rates on Variable-Rate IDRBs
The effective interest rates on Southwest’s variable-rate IDRBs are included in the table below:

	December 31, 2018	December 31, 2017
2003 Series A	2.61%	2.44%
2008 Series A	2.52%	2.59%
2009 Series A	2.51%	2.40%
Tax-exempt Series A	2.53%	2.56%

Estimated Maturities of Long-Term Debt
Estimated maturities of long-term debt for the next five years are (in thousands):

	Southwest	Centuri	Total
2019	$—	$33,060	$33,060
2020	125,000	38,296	163,296
2021	—	33,571	33,571
2022	425,000	35,515	460,515
2023	—	178,614	178,614